Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 03, 2013
Document Effective Date	Sep. 03, 2013
Prospectus Date	Sep. 01, 2013
Gotham Absolute Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GARIX
Gotham Enhanced Return Fund | Institutional Class
Risk/Return:
Trading Symbol	GENIX